Acquisitions (Details) - 3 months ended Jun. 30, 2018 - Forecast - Goodfella's Pizza € in Millions, £ in Millions	EUR (€) facility	GBP (£)
Disclosure of detailed information about business combination [line items]
Cash transferred	€ 225	£ 200
Number of frozen pizza manufacturing facilities	2